EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
NOTE 12             EARNINGS (LOSS) PER SHARE

The following table provides a reconciliation of the numerators and denominators reflected in the basic and diluted earnings per share computations, as required by ASC No. 260, “Earnings per Share.”

Basic earnings per share (“EPS”) is computed by dividing reported earnings available to stockholders by the weighted average shares outstanding. We had net losses for the years ended December 31, 2014 and 2013 and the effect of including dilutive securities in the earnings per common share would have been anti-dilutive for the purpose of calculating EPS. Accordingly, all options, warrants, and shares potentially convertible into common shares were excluded from the calculation of diluted earnings per share for the years ended December 31, 2014 and 2013. Total common stock equivalents that could be convertible into common stock were 13,706,369 and 9,860,296 for 2014 and 2013, respectively.

	2014	2013

Basic EPS
Net Loss	$(5,657,173)	$(6,801,714)
Weighted Average Shares	27,054,450	24,735,921

Basic Loss Per Share	$(0.21)	$(0.27)